Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Schedule of Future Minimum Lease Payment

Total future minimum payments required under the sublease agreement are as follows:

Years ended December 31,	Amount
2019 (remaining nine months)	$62
2020	7
Total undiscounted minimum future lease payments	$69
Less Imputed interest	(3)
Present value of operating lease liabilities	$66

Total future minimum payments required under the sublease agreement are as follows:
Years ended December 31,	Amount
2019	$85
2020	7
Total	$92

Schedule of Right of Use Asset	Right of use asset is included in the unaudited condensed consolidated Balance Sheet are as follows:
March 31, 2019
Non-current assets
Right of use asset, operating lease, net of amortization	$69